Income Taxes - Schedule of Major Components of Deferred Income Tax from Continuing Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Origination and reversal of timing differences	$ 20.8	$ (45.2)
Unrecognized tax losses and temporary differences and other	7.1	2.8
Deferred income tax expense (recovery)	$ 27.9	$ (42.4)